Related Parties (Details) - USD ($) $ in Thousands			3 Months Ended			8 Months Ended	12 Months Ended
	Jan. 01, 2026	Dec. 16, 2024	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2025	Dec. 31, 2025	Sep. 30, 2024
Related Parties [Line Items]
Authorized a cash bonus services amount			$ 250,000
Several acquisitions term			15 months
Additional advance				$ (800)	$ (1,000)	$ (3,500)	$ (3,500)
Related Party [Member]
Related Parties [Line Items]
Monthly payment		$ 20
Mr. Levi [Member]
Related Parties [Line Items]
Salary received for related party							$ 7,500
Mr. Shalom [Member]
Related Parties [Line Items]
Receive base salary	$ 60,000
Percentage of base salary	50.00%
Shares received (in Shares)	250,000
Grants receivable	$ 175,000
Star Agreement [Member] | Related Party [Member]
Related Parties [Line Items]
Advance amount						$ 4,500
Notes Receivable [Member] | Related Party [Member]
Related Parties [Line Items]
Advance amount					$ 1,000